MARKETABLE SECURITIES (Tables)	6 Months Ended
Jun. 30, 2018
Marketable Securities [Abstract]
Schedule of Equity Securities Reconciliation
Our marketable securities are equity securities in a U.S. listed dry bulk shipping company.

(in thousands of $)
Balance at December 31, 2017	16,300
Sales during the year	(224)
Unrealized gain (loss)	(627)
Balance at June 30, 2018	15,449